Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), we are providing the following information about the relationship between executive compensation actually paid and certain company financial performance metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with company financial performance, refer to “Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Earnings Attributable to Vulcan (in millions)(7)	Adjusted EBITDA (in millions)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$13,530,753	$30,449,512	$4,647,878	$8,123,894	$157.05	$113.75	$933.2	$2,011.3
2022	$10,081,539	$9,719,655	$2,851,513	$2,420,972	$125.10	$115.31	$575.6	$1,625.6
2021	$10,420,114	$20,186,426	$3,084,236	$4,984,584	$146.95	$142.32	$670.8	$1,451.3
2020	$9,883,031	$10,092,437	$2,876,167	$3,010,807	$104.13	$117.46	$584.5	$1,323.5
1.
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Hill (our Chief Executive Officer and principal executive officer (“PEO”)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

2.
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hill, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hill during the applicable year. In accordance with the requirements of Item 402(v) (including subsequent SEC interpretive guidance), the following adjustments were made to Mr. Hill’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Compensation Actually Paid to PEO
2023	$13,530,753	$(7,843,140)	$ 24,689,894	$72,005	$30,449,512
2022	$10,081,539	$(6,786,351)	$5,414,863	$1,009,604	$9,719,655
2021	$10,420,114	$(6,488,720)	$15,900,351	$354,681	$20,186,426
2020	$9,883,031	$(5,511,525)	$6,289,416	$(568,485)	$10,092,437
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$14,152,129	$2,449,719	—	$ 8,088,046	—	$24,689,894
2022	$7,189,506	$(3,913,574)	—	$ 2,138,931	—	$5,414,863
2021	$9,191,895	$314,887	—	$6,393,569	—	$15,900,351
2020	$6,030,598	$(839,148)	—	$1,097,966	—	$6,289,416
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
3.
The dollar amounts reported in this column represent the average of the amounts reported for the company’s NEOs as a group (excluding Mr. Hill) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Hill) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mary Andrews Carlisle, Tom Baker, Stan Bass and Ronnie Pruitt; (ii) for 2022, Mary Andrews Carlisle, Tom Baker, Stan Bass, Denson Franklin and Suzanne Wood; (iii) for 2021 and 2020, Suzanne Wood, Tom Baker, Stan Bass and Denson Franklin.

4.
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Hill), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Hill) during the applicable year. In accordance with the requirements of Item 402(v) (including subsequent SEC interpretive guidance), the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Hill) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Compensation Actually Paid to Non-PEO NEOs
2023	$4,647,878	$(2,506,389)	$5,987,090	$(4,685)	$8,123,894
2022	$2,851,513	$(1,534,520)	$996,797	$107,182	$2,420,972
2021	$3,084,236	$(1,410,634)	$3,283,822	$27,160	$4,984,584
2020	$2,876,167	$(1,282,316)	$1,510,935	$(93,979)	$3,010,807
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2023	$4,055,683	$554,178	—	$1,377,229	—	$5,987,090
2022	$1,538,909	$ (850,994)	—	$308,882	—	$996,797
2021	$1,997,988	$429,843	—	$855,991	—	$3,283,822
2020	$1,403,289	$(174,261)	—	$281,907	—	$1,510,935
5.
TSR is calculated by taking the difference between the ending value of the investment, which includes reinvestment of dividends, less the value at the beginning of the measurement period divided by the value at the beginning of the measurement period.

6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group selected by the Compensation Committee for purposes of benchmarking compensation, which included the following 25 companies for 2023: Air Products and Chemicals, Inc.; Albemarle Corporation; Allison Transmission Holdings, Inc.; Ball Corporation; Cabot Corporation; Celanese Corporation; CF Industries Holdings, Inc.; Dover Corporation; Eagle Materials Inc.; Eastman Chemical Company; Ecolab Inc.; FMC Corporation; Fortune Brands Home & Security, Inc.; Lennox International Inc.; Martin Marietta Materials, Inc.; Masco Corporation; Minerals Technologies Inc.; NewMarket Corporation; Newmont Mining Corporation; Owens Corning; Packaging Corporation of America; Summit Materials, Inc.; The Mosaic Company; The Timken Company; and Westlake Chemical Corporation. For 2023, Albemarle Corporation and FMC Corporation were added to our peer group and Armstrong World Industries, Inc. and Cleveland-Cliffs, Inc. were removed from the peer group for pre-established revenue comparability reasons. U.S. Concrete, Inc. and W.R. Grace & Co. were removed from our peer group for 2023 due to their recent acquisitions.

7.	The dollar amounts reported represent the net earnings attributable to Vulcan reflected in the company’s audited consolidated financial statements for the applicable year.
8.
Adjusted EBITDA, a non-GAAP financial measure, is Earnings Before Interest, Taxes, Depreciation and Amortization adjusted for certain items to provide a more consistent comparison of earnings performance from period to period. We provide a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure in Annex A to this proxy statement. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Adjusted EBITDA is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Hill (our Chief Executive Officer and principal executive officer (“PEO”)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

3.
The dollar amounts reported in this column represent the average of the amounts reported for the company’s NEOs as a group (excluding Mr. Hill) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Hill) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mary Andrews Carlisle, Tom Baker, Stan Bass and Ronnie Pruitt; (ii) for 2022, Mary Andrews Carlisle, Tom Baker, Stan Bass, Denson Franklin and Suzanne Wood; (iii) for 2021 and 2020, Suzanne Wood, Tom Baker, Stan Bass and Denson Franklin.

Peer Group Issuers, Footnote
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group selected by the Compensation Committee for purposes of benchmarking compensation, which included the following 25 companies for 2023: Air Products and Chemicals, Inc.; Albemarle Corporation; Allison Transmission Holdings, Inc.; Ball Corporation; Cabot Corporation; Celanese Corporation; CF Industries Holdings, Inc.; Dover Corporation; Eagle Materials Inc.; Eastman Chemical Company; Ecolab Inc.; FMC Corporation; Fortune Brands Home & Security, Inc.; Lennox International Inc.; Martin Marietta Materials, Inc.; Masco Corporation; Minerals Technologies Inc.; NewMarket Corporation; Newmont Mining Corporation; Owens Corning; Packaging Corporation of America; Summit Materials, Inc.; The Mosaic Company; The Timken Company; and Westlake Chemical Corporation. For 2023, Albemarle Corporation and FMC Corporation were added to our peer group and Armstrong World Industries, Inc. and Cleveland-Cliffs, Inc. were removed from the peer group for pre-established revenue comparability reasons. U.S. Concrete, Inc. and W.R. Grace & Co. were removed from our peer group for 2023 due to their recent acquisitions.

Changed Peer Group, Footnote
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group selected by the Compensation Committee for purposes of benchmarking compensation, which included the following 25 companies for 2023: Air Products and Chemicals, Inc.; Albemarle Corporation; Allison Transmission Holdings, Inc.; Ball Corporation; Cabot Corporation; Celanese Corporation; CF Industries Holdings, Inc.; Dover Corporation; Eagle Materials Inc.; Eastman Chemical Company; Ecolab Inc.; FMC Corporation; Fortune Brands Home & Security, Inc.; Lennox International Inc.; Martin Marietta Materials, Inc.; Masco Corporation; Minerals Technologies Inc.; NewMarket Corporation; Newmont Mining Corporation; Owens Corning; Packaging Corporation of America; Summit Materials, Inc.; The Mosaic Company; The Timken Company; and Westlake Chemical Corporation. For 2023, Albemarle Corporation and FMC Corporation were added to our peer group and Armstrong World Industries, Inc. and Cleveland-Cliffs, Inc. were removed from the peer group for pre-established revenue comparability reasons. U.S. Concrete, Inc. and W.R. Grace & Co. were removed from our peer group for 2023 due to their recent acquisitions.

PEO Total Compensation Amount	$ 13,530,753	$ 10,081,539	$ 10,420,114	$ 9,883,031
PEO Actually Paid Compensation Amount	$ 30,449,512	9,719,655	20,186,426	10,092,437
Adjustment To PEO Compensation, Footnote
2.
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hill, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hill during the applicable year. In accordance with the requirements of Item 402(v) (including subsequent SEC interpretive guidance), the following adjustments were made to Mr. Hill’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Compensation Actually Paid to PEO
2023	$13,530,753	$(7,843,140)	$ 24,689,894	$72,005	$30,449,512
2022	$10,081,539	$(6,786,351)	$5,414,863	$1,009,604	$9,719,655
2021	$10,420,114	$(6,488,720)	$15,900,351	$354,681	$20,186,426
2020	$9,883,031	$(5,511,525)	$6,289,416	$(568,485)	$10,092,437
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$14,152,129	$2,449,719	—	$ 8,088,046	—	$24,689,894
2022	$7,189,506	$(3,913,574)	—	$ 2,138,931	—	$5,414,863
2021	$9,191,895	$314,887	—	$6,393,569	—	$15,900,351
2020	$6,030,598	$(839,148)	—	$1,097,966	—	$6,289,416
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 4,647,878	2,851,513	3,084,236	2,876,167
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,123,894	2,420,972	4,984,584	3,010,807
Adjustment to Non-PEO NEO Compensation Footnote
4.
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Hill), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Hill) during the applicable year. In accordance with the requirements of Item 402(v) (including subsequent SEC interpretive guidance), the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Hill) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Compensation Actually Paid to Non-PEO NEOs
2023	$4,647,878	$(2,506,389)	$5,987,090	$(4,685)	$8,123,894
2022	$2,851,513	$(1,534,520)	$996,797	$107,182	$2,420,972
2021	$3,084,236	$(1,410,634)	$3,283,822	$27,160	$4,984,584
2020	$2,876,167	$(1,282,316)	$1,510,935	$(93,979)	$3,010,807
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2023	$4,055,683	$554,178	—	$1,377,229	—	$5,987,090
2022	$1,538,909	$ (850,994)	—	$308,882	—	$996,797
2021	$1,997,988	$429,843	—	$855,991	—	$3,283,822
2020	$1,403,289	$(174,261)	—	$281,907	—	$1,510,935

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, the company generally seeks to incentivize long-term performance and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the company is providing the following graphs to show the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, the company generally seeks to incentivize long-term performance and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the company is providing the following graphs to show the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, the company generally seeks to incentivize long-term performance and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the company is providing the following graphs to show the relationships between information presented in the Pay versus Performance table.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, the company generally seeks to incentivize long-term performance and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the company is providing the following graphs to show the relationships between information presented in the Pay versus Performance table.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the company to link executive compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to the company’s performance are as follows (reconciliations of each of these non-GAAP financial measures to the most directly comparable GAAP financial measures are provided in Annex A to this proxy statement):
Adjusted EBITDA
Aggregates Cash Gross Profit per Ton
EBITDA Economic Profit (EBITDA EP)

Total Shareholder Return Amount	$ 157.05	125.1	146.95	104.13
Peer Group Total Shareholder Return Amount	113.75	115.31	142.32	117.46
Net Income (Loss)	$ 933,200,000	$ 575,600,000	$ 670,800,000	$ 584,500,000
Company Selected Measure Amount	2,011,300,000	1,625,600,000	1,451,300,000	1,323,500,000
PEO Name	Mr. Hill	Mr. Hill	Mr. Hill	Mr. Hill
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
8.
Adjusted EBITDA, a non-GAAP financial measure, is Earnings Before Interest, Taxes, Depreciation and Amortization adjusted for certain items to provide a more consistent comparison of earnings performance from period to period. We provide a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure in Annex A to this proxy statement. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Adjusted EBITDA is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Aggregates Cash Gross Profit per Ton
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Economic Profit (EBITDA EP)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,843,140)	$ (6,786,351)	$ (6,488,720)	$ (5,511,525)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,689,894	5,414,863	15,900,351	6,289,416
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,005	1,009,604	354,681	(568,485)
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,152,129	7,189,506	9,191,895	6,030,598
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,449,719	(3,913,574)	314,887	(839,148)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,088,046	2,138,931	6,393,569	1,097,966
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,506,389)	(1,534,520)	(1,410,634)	(1,282,316)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,987,090	996,797	3,283,822	1,510,935
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,685)	107,182	27,160	(93,979)
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,055,683	1,538,909	1,997,988	1,403,289
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	554,178	(850,994)	429,843	(174,261)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,377,229	308,882	855,991	281,907
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0